INCOME TAXES - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Income tax provision at statutory rate	$ 951	$ 776	$ (287)
UK PRT and other taxes	(3)	(67)	(324)
Impact of deductible UK PRT and other taxes on corporate income tax	3	28	131
Foreign and domestic tax rate differentials	6	(43)	(54)
Non-taxable portion of capital gains/losses	142	(86)	(80)
Stock options exercised for common shares	(41)	33	94
Income tax rate and other legislative changes	0	10	(107)
Non-taxable gain on corporate acquisitions	(119)	(63)	0
Revisions arising from prior year tax filings	(136)	(3)	(120)
Change in unrecognized capital loss carryforward asset	142	(86)	(80)
Other	(14)	(23)	(32)
Income tax expense (recovery)	$ 931	$ 476	$ (859)